Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue	Revenue:
The Company generates revenue by leasing and operating its fleet of vessels, largely through operating leases, direct financing leases and sales-type leases. Revenue disaggregated by segment and by type for the year ended December 31, 2024, December 31, 2023 and December 31, 2022 is as follows:

	Vessel Leasing (1)
	2024	2023	2022
Operating lease revenue	$2,116.4	$1,598.7	$1,457.0
Interest income from leasing	163.5	84.0	73.8
Other	20.2	20.1	12.2
	$2,300.1	$1,702.8	$1,543.0
(1)Vessel leasing revenue includes both bareboat charter and time charter revenue.
As at December 31, 2024, the minimum future revenues to be received on committed operating leases, interest income to be earned from direct financing leases and other revenue are as follows:

	Operating lease revenue (1)	Direct financing leases(2)	Total committed revenue
2025	$2,138.7	$180.1	$2,318.8
2026	2,005.3	175.1	2,180.4
2027	1,853.5	169.9	2,023.4
2028	1,471.2	164.5	1,635.7
2029	1,311.7	157.9	1,469.6
Thereafter	5,270.8	1,144.0	6,414.8
	$14,051.2	$1,991.5	$16,042.7
(1)Minimum future operating lease revenue includes payments from signed charter agreements that have not yet commenced.
(2)Minimum future interest income includes direct financing leases currently in effect.

Minimum future revenues assume 100% utilization, extensions only at the Company’s unilateral option and no renewals. It does not include signed charter agreements on undelivered vessels.
The Company’s revenue during the years was derived from the following customers:

	2024	2023	2022
Customer A	$397.4	$379.3	$454.8
Customer B	603.7	379.1	254.3
Customer C	248.4	236.0	241.7
Customer D	403.1	189.2	65.8
Other	647.5	519.2	526.4
	$2,300.1	$1,702.8	$1,543.0